Charter arrangements, Shipping revenues (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Shipping Revenues [Abstract]
Shipping revenues		$ 295,853	$ 691,039	$ 535,068
Time Charter Revenues [Member]
Shipping Revenues [Abstract]
Shipping revenues	[1]	140,730	182,663	57,472
Time Charter Revenues [Member] | IFRS 15 [Member]
Shipping Revenues [Abstract]
Shipping revenues		36,384	33,224	14,826
Voyage Charter Revenues [Member]
Shipping Revenues [Abstract]
Shipping revenues		$ 155,124	$ 508,375	$ 477,595

[1]	Time charter revenue is presented in accordance with IFRS 16 Leases, while the portion of time charter revenue related to technical management services, equaling $36,384 thousand, $33,224 thousand and $14,826 thousand, for 2021, 2020 and 2019 respectively, is recognized in accordance with IFRS 15 Revenue from Contracts with Customers.